Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Summary of the Status of Employee Stock Options
A summary of the status of employee stock options as of December 31, 2017 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2017	1,439	$19.84
Exercised	(287)	$21.08
Expired	(3)	$18.63
Outstanding at December 31, 2017	1,149	$19.54	3.32	$13,088
Vested at December 31, 2017	1,149	$19.54	3.32	$13,088
Vested and expected to vest at December 31, 2017	1,149	$19.54	3.32	$13,088

Summary of Stock Units
A summary of stock units as of December 31, 2017 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2017	10,198
Granted	1,976
Vested	(2,306)
Forfeited	(1,766)
Outstanding at December 31, 2017	8,102	2.30	$250,603
Vested and expected to vest at December 31, 2017	6,914	2.15	$213,861

Compensation Expense

Compensation Expense (in thousands)	2017	2016	2015
Cost of sales	$2,641	$2,553	$2,177
Research and development	5,367	4,735	5,686
Sales and marketing	6,820	4,824	4,815
General and administrative	19,614	16,176	11,083
Share-based compensation expense	34,442	28,288	23,761
Less: income tax benefit (1)	7,407	6,223	5,751
Net share-based compensation expense	$27,035	$22,065	$18,010